United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 3/31/06
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          May 8, 2006
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      24
Form 13F Information Table Value Total:      $288,877
                                            (thousands)
List of Other Included Managers:  NONE
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
                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
BERKLEY WR CORP          COM       084423102    8,041,000  138,493.00 X                                18,458   63,613   56,422
CARDINAL HEALTH          COM       14149Y108   19,422,000  260,624.00 X                                36,770  126,434   97,420
CHOICEPOINT              COM       170388102   27,780,000  620,762.00 X                                85,992  298,865  235,905
CINTAS CORP.             COM       172908105   22,316,000  523,602.00 X                                75,031  245,244  203,327
EBAY                     COM       278642103   18,342,000  470,291.00 X                                66,939  226,860  176,492
EXPRESS SCRIPTS          COM       302182100   15,080,000  171,556.00 X                                24,269   82,801   64,486
GETTY IMAGES INC         COM       374276103   11,831,000  157,993.00 X                                22,588   75,830   59,575
INTERCONTINENTAL EXCHANG COM       45865V100   19,907,000  288,296.00 X                                40,831  138,475  108,990
INTL SPEEDWAY CORP A     COM       460335201   11,742,000  230,675.00 X                                31,140  114,519   85,016
IRON MOUNTAIN            COM       462846106   10,735,000  263,477.00 X                                38,516  128,982   95,979
KOHLS CORP               COM       500255104   12,948,000  244,240.00 X                                35,930  116,020   92,290
LAUREATE EDUCATION INC   COM       518613104   13,768,000  258,100.00 X                                37,680  124,855   95,565
LINCARE HOLDINGS         COM       532791100    6,421,000  164,793.00 X                                18,842   84,890   61,061
MOHAWK CORP              COM       608190104   11,229,000  139,109.00 X                                21,109   67,430   50,570
NATL MEDICAL HLTH CARD   COM       636918302    6,082,000  217,184.00 X                                34,243  102,666   80,275
NAVIGATORS GROUP INC.    COM       638904102   11,909,000  240,094.00 X                                20,555  123,639   95,900
STRAYER EDUCATION        COM       863236105   20,857,000  203,952.00 X                                29,794   96,343   77,815
WASHINGTON POST B        COM       939640108    4,597,000    5,918.00 X                                   782    2,872    2,264
ZEBRA TECHNOLOGIES       COM       989207105   29,850,000  667,485.00 X                                95,120  320,104  252,261
LARGE CAP VALUE INDEX    MF        464287408    1,243,000   18,066.00 X                                         12,016    6,050
MSCI EAFI INDEX          MF        464287465    1,534,000   23,625.00 X                                         10,175   13,450
S&P 500 INDEX            MF        464287200    1,699,000   13,070.00 X                                          8,070    5,000
S&P MIDCAP 400 INDEX     MF        464287507      988,000   12,459.00 X                                          7,759    4,700
TWEEDY BROWN GLBL VAL    MF        901165100      556,000   19,446.00 X                                         18,909      537
TOTAL COMMON STOCK                            282,857,000
TOTAL MUTUAL FUNDS                              6,020,000
TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              288,877,000

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